Long-Term Commitments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-Term Commitments [Abstract]
Lease obligations for office space	98.00%
Net rental costs	$ 416	$ 430	$ 421
Rentals from subleases	$ 10	$ 9	$ 8